Stock Transactions and Stock-Based Compensation (Components Of Share-Based Compensation Program) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	$ 115.5	$ 109.6	$ 103.7
Income tax benefit	(34.0)	(33.2)	(32.6)
Total stock-based compensation expense, net of income taxes	81.5	76.4	71.1
RSUs and restricted shares:
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	71.4	64.6	57.7
Income tax benefit	(20.8)	(19.4)	(18.5)
Total stock-based compensation expense, net of income taxes	50.6	45.2	39.2
Stock options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	44.1	45.0	46.0
Income tax benefit	(13.2)	(13.8)	(14.1)
Total stock-based compensation expense, net of income taxes	$ 30.9	$ 31.2	$ 31.9